PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Cost	$ 12,206	$ 10,026
Accumulated depreciation	9,476	8,818
Depreciated cost	2,730	1,208
Depreciation	658	370	299
Computers, software and related equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	5,429	5,139
Accumulated depreciation	5,100	4,978
Laboratory equipment and office furniture [Member]
Property, Plant and Equipment [Line Items]
Cost	6,038	4,219
Accumulated depreciation	3,770	3,281
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	739	668
Accumulated depreciation	$ 606	$ 559